Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Intangible Assets, Net
11.	Acquired Intangible Assets, Net

	2011	2010	2009
Technology, Licenses and Patents
Cost:	$252,272,508	$236,690,448	$346,792,269
Accumulated Amortization	(72,993,175)	(62,869,597)	(164,098,164)
Acquired intangible assets, net	$179,279,333	$173,820,851	$182,694,105

The Company entered into several technology, patent and license agreements with third parties whereby the Company purchased intangible assets for $37,490,003, $18,294,616 and $23,334,825 in 2011, 2010 and 2009, respectively.

The Company recorded amortization expense of $31,449,387, $27,167,870 and $35,064,589 in 2011, 2010 and 2009 respectively. The Company expected to record amortization expenses related to the acquired intangible assets as follows:

Year	Amount
2012	$27,019,752
2013	$30,829,055
2014	$30,063,555
2015	$28,181,995
2016	$25,764,325

In 2009, the Company recorded impairment losses of $5,630,236 for licenses related to DRAM products that were no longer in use.